FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
NOTE 16 - FINANCIAL INSTRUMENTS
16.1 Financial assets and liabilities by categories

		At June 30, 2022				At December 31, 2021
(in millions of Euros)	Notes	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total
Cash and cash equivalents	9	156	—	—	156	147	—	—	147
Trade receivables	10	—	—	921	921	—	—	603	603
Other financial assets		2	58	—	60	—	70	—	70
Total		158	58	921	1,137	147	70	603	820

		At June 30, 2022				At December 31, 2021
(in millions of Euros)	Notes	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total
Trade payables and fixed asset payables	14	1,474	—	—	1,474	1,087	—	—	1,087
Borrowings	15	2,158	—	—	2,158	2,129	—	—	2,129
Other financial liabilities		—	94	21	115	—	26	5	31
Total		3,632	94	21	3,747	3,216	26	5	3,247
16.2 Fair values
The carrying value of the Group’s borrowings at maturity is the redemption value.
The fair values of Constellium SE Senior Notes issued in November 2017, June 2020, February 2021 and June 2021 is 92%, 92%, 80% and 77%, respectively, of the nominal values and amount to €633 million, €286 million, €386 million and €232 million, respectively, at June 30, 2022.
All derivatives are presented at fair value in the Interim Statement of Financial Position. The fair values of trade receivables, other financial assets and liabilities approximate their carrying values, as a result of their liquidity or short maturity.

	At June 30, 2022			At December 31, 2021
(in millions of Euros)	Non-current	Current	Total	Non-current	Current	Total
Aluminium and premium derivatives	9	15	24	9	38	47
Energy derivatives	3	5	8	1	1	2
Other commodity derivatives	—	1	1	—	4	4
Currency commercial derivatives	2	17	19	2	14	16
Currency net debt derivatives	—	6	6	—	1	1
Margin calls	—	2	2	—	—	—
Other financial assets - derivatives	14	46	60	12	58	70

Aluminium and premium derivatives	1	70	71	—	14	14
Energy derivatives	1	—	1	—	—	—
Currency commercial derivatives	16	26	42	6	11	17
Currency net debt derivatives	—	1	1	—	—	—
Other financial liabilities - derivatives	18	97	115	6	25	31

16.3 Valuation hierarchy
The following table provides an analysis of financial instruments measured at fair value, grouped into levels based on the degree to which the fair value is observable:
•Level 1 is based on a quoted price (unadjusted) in active markets for identical financial instruments. Level 1 includes aluminium, copper and zinc futures that are traded on the LME.
•Level 2 is based on inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. prices) or indirectly (i.e. derived from prices). Level 2 includes foreign exchange derivatives and natural gas derivatives. The present value of future cash flows based on the forward or on the spot exchange rates at the balance sheet date is used to value foreign exchange derivatives.
•Level 3 is based on inputs for the asset or liability that are not based on observable market data (unobservable inputs). Trade receivables are classified as a Level 3 measurement under the fair value hierarchy.

	At June 30, 2022				At December 31, 2021
(in millions of Euros)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other financial assets - derivatives	14	46	—	60	41	29	—	70
Other financial liabilities - derivatives	69	46	—	115	13	18	—	31
There was no material transfer of asset and liability categories into or out of Level 1, Level 2 or Level 3 during the six months ended June 30, 2022 or the year ended December 31, 2021.